UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012"

Check here if Amendment [ ]; Amendment Number:1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  NOVEMBER 08, 2012. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			18

"Form13F Information Table Value Total:     $317,271 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 233         2,000SH	SOLE	    2,000
NUVEEN          		670928100 823	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 214	      3,000SH	SOLE	    3,000
ISHARES TR RUSSELL 2000 INDEX	464287655 7,758      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 22,100    153,048SH	SOLE	  153,048
ISHARES TR MSCI EMERGING MKTS	464287234 10,691    258,706SH	SOLE	  258,706
TR MSCI EAFE INDEX FD 		464287465 20,974    395,738SH	SOLE      395,738
COBALT INTERNATIONAL            19075F106 175,525 7,881,675SH   SOLE    7,881,675
YOUKU COM INC                   98742U100 9,512     517,259SH   SOLE      517,259
BRIGHTCOVE INC                  10921T101 323        13,333SH   SOLE       13,333
NORTHSTAR RLTY FIN CORP         66704R100 219        34,474SH   SOLE       34,474
CARTERS INC                     146229109 2,014      37,412SH   SOLE       37,412
FACEBOOK                        30303M102 27,746  1,280,972SH   SOLE    1,280,972
I SHARES BARCLAYS AGG           464287226 33,914    301,600SH   SOLE      301,600
I SHARES IBOXX HY CORP          464288513 3,969      43,000SH   SOLE       43,000
HAWAIIAN ELECTRIC IND           419870100 202         7,680SH   SOLE        7,680
INSULET CORP                    45784P101 432        20,000SH   SOLE       20,000
QIHOO 360 TECH CO               74734M109 612        27,759SH   SOLE       27,759